Significant Accounting Policies (Details)		12 Months Ended
	Dec. 14, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Deposits held in bank		$ 102,600	$ 800,000
Allowance for credit losses
Provisions		$ 1,504,397
Maximum [Member]
Significant Accounting Policies [Line Items]
Income tax, rate	5.00%	50.00%	50.00%
Pre-tax income, rate	5.00%